Cash flow information	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Cash flow information
40.	Cash flow information

Net debt reconciliation:

	Debt securities issued	Loans	Financial Leasings	Total
Balance at 1 January 2017	1,922,656	7,810,392	48,114	9,781,162
Cash inflows	209,808	24,030,222	72,421	24,312,451
Cash outflows	(503,391)	(22,768,911)	(1,068)	(23,273,370)
Other non-cash movements	246,448	1,466,205	3,253	1,715,906

Balance at 31 December 2017	1,875,521	10,537,908	122,720	12,536,149

Cash and cash equivalents				4,712,333

Net debt				(7,823,816)

	Debt securities issued	Loans	Lease liabilities	Total
Balance at 1 January 2018	1,875,521	10,537,908	122,720	12,536,149
Increase in rent lease obligations (IFRS 16)	—	—	1,036,380	1,036,380
Cash inflows	2,188,313	43,728,604	—	45,916,917
Cash outflows	(432,140)	(44,339,377)	(1,180,831)	(45,952,348)
Other non-cash movements	1,578,868	3,603,892	1,435,687	6,618,447

Balance at 31 December 2018	5,210,562	13,531,027	1,413,956	20,155,545

Cash and cash equivalents				7,419,239

Net debt				(12,736,306)